Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss	$ (8,659)	$ (29,026)
Adjustments for:
Depreciation of property and equipment	4,495	4,729
Depreciation of right-of-use assets	2,870	3,778
Amortization of intangible assets	33,309	33,932
Amortization of development costs	4,480	2,705
Income tax expense (recovery)	(840)	(2,932)
Income tax refunds	662
Income taxes paid		(4,023)
Share-based compensation expense	2,983	3,100
Unrealized foreign exchange gain (loss)	75	193
Goodwill Impairment	0	22,507
Accretion expense	394	911
Gain on lease modification	0	(36)
Loss on disposal of property and equipment	393	409
Loss (Gain) on change in fair value of consideration payable	202	(2,975)
Changes in working capital
Trade and other receivables	3,309	(15)
Inventories	3,202	(544)
Sales tax receivable	(212)	42
Contract assets	776	(881)
Other assets	509	231
Sales tax payable	88	(343)
Accounts payable and accrued liabilities	(2,627)	(4,491)
Provisions	168	37
Other non current liabilities	566	(305)
Contract liabilities	(1,897)	(516)
Net cash provided by operating activities	44,246	26,487
Investing activities
Purchase of property and equipment	(4,130)	(4,016)
Development costs	(6,782)	(7,250)
Net cash flows used in investing activities	(10,912)	(11,266)
Financing activities
Proceeds from operating facility and loan	0	13,900
Repayments of operating facility and loan	(23,000)	(17,700)
Repayment of lease obligations on right-of-use assets	(3,163)	(4,072)
Payment of consideration payable	(2,096)	(8,334)
Common shares purchased and cancelled	0	(605)
Issuance of common shares for stock options exercised	0	44
Net cash flows used in financing activities	(28,259)	(16,767)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	5,075	(1,546)
Cash and cash equivalents, beginning of the year	11,156	12,702
Cash and cash equivalents, end of the year	$ 16,231	$ 11,156